Note 25 - Components of Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 48,675	€ 58,714
Receivables from prime brokerage		5	41
Pending securities transactions past settlement date		3,579	2,752
Receivables from unsettled regular way trades		19,236	13,057
Total brokerage and securities related receivables		71,495	74,564
Debt securities held to collect		14,800	12,587
Accrued interest receivable		2,084	1,656
Assets held for sale		398	6,097
Other		15,007	15,456
Total other assets	[1]	€ 103,784	€ 110,360

[1]	Includes non-current assets and disposal groups held for sale